General information - Hyperinflationary reporting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General information and Accounting policies
Retained earnings	£ 27,847	£ 27,272
Hyperinflationary reporting, effect on revenue in the period	(2)	37
Hyperinflationary reporting, effect on operating profit in the period	(3)	10
Net monetary gain arising from hyperinflationary economies	£ 2	£ 6